Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposit amounts	$ 224
Atapu And Sepiafields [Member]
IfrsStatementLineItems [Line Items]
Receivables	508	$ 611
Roncador Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	353	360
Potiguar Cluster [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	217	265
Albacora Leste Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	174	60
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 416	$ 503